                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7356

                   Van Kampen Strategic Sector Municipal Trust
-------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
-------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
-------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:   10/31

Date of reporting period:   4/30/04

Item 1. Report to Shareholders.

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Strategic Sector Municipal Trust performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of April 30, 2004.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the trust will achieve its investment objective. Trusts are subject to market risk, which is the possibility that the market values of securities owned by the trust will decline and that the value of trust shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this trust.

       Income may subject certain individuals to the federal Alternative Minimum Tax (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 4/30/04

STRATEGIC SECTOR MUNICIPAL TRUST
SYMBOL: VKS
------------------------------------------------------
AVERAGE ANNUAL                BASED ON      BASED ON
TOTAL RETURNS                   NAV       MARKET PRICE

Since Inception (01/22/93)     6.77%          5.01%

10-year                        7.48           6.93

5-year                         6.14           5.10

1-year                         3.88          -2.94

6-month                        1.38          -7.63
------------------------------------------------------

Past performance is no guarantee of future results. Investment return, net asset value (NAV) and common share market price will fluctuate and trust shares, when sold, may be worth more or less than their original cost.

As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor. NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period.

The Lehman Brothers Municipal Bond Index is a broad-based statistical composite of municipal bonds. The index is unmanaged and does not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Trust Report

FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2004

Van Kampen Strategic Sector Municipal Trust is managed by the adviser's Municipal Fixed Income team.(1) Current members include Timothy D. Haney, Vice President; Robert Wimmel, Vice President; and John Reynoldson, Executive Director.

MARKET CONDITIONS

The state of the U.S. economy remained mixed over the six-month period under review. On the positive side, economic growth continued to be robust, with Gross Domestic Product growth topping 4 percent in both the last quarter of 2003 and, preliminarily, the first quarter of this year. While this strength in output has historically triggered fears of rising interest rates, yields remained stubbornly low across the municipal curve. These low yields were partly the result of the continued low levels of observed inflation in the U.S. economy. Unfortunately, they also reflected continuing weakness in the job market, which remained soft throughout most of the period. The soft job numbers, coupled with persistently low inflation, led the Federal Open Market Committee (the Fed) to maintain its accommodative stance throughout the period.

The surprisingly rapid job growth data released in April, coupled with rapidly rising commodity and high oil prices, led many investors to fear that the Fed would be forced to raise interest rates earlier than the market initially expected. As a result, bond yields across all major sectors spiked in April.

Supply of new municipal bonds in calendar 2003 hit record levels as municipalities moved to take advantage of historically low interest rates. Many cities and states sought to reduce expenditures by refinancing existing debt and replacing it with lower-yielding bonds. In other cases, municipalities attempted to meet current and future funding needs by issuing new debt. This activity slowed in the first months of 2004.

The low interest rates that prevailed over much of the period also had an impact on the demand for municipal bonds. Retail and institutional investor activity slowed as holders of municipal bonds saw little reason to sell bonds purchased at higher yield levels and reinvest at lower yields. However, the period was marked by rising activity among non-traditional investors, such as hedge funds and insurance companies seeking to take advantage of the attractiveness of municipal bonds relative to some taxable securities. Additionally, investors' search for yield led to significant outperformance by lower-rated bonds with greater credit risk. Sectors such as health care, with a preponderance of lower-rated issues, performed particularly well.

(1)Team members may change without notice at any time.
 2

PERFORMANCE ANALYSIS

Closed-end fund returns can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ significantly. On an NAV basis, the trust outperformed its benchmark, the Lehman Brothers Municipal Bond Index, but underperformed on a market-price basis. (See table below.)

The trust uses leverage to enhance its dividend to common shareholders. The trust borrows money at short-term rates through the issuance of preferred shares. The proceeds are typically reinvested in longer-term securities, taking advantage of the difference between short- and longer-term rates. As yields rose toward the end of the period, the prices of bonds declined. The trust's use of leverage magnified this negative movement. However, the portfolio saw strong relative performance from its higher-yielding holdings during the period, which counterbalanced the effects of the leverage and helped produce a total return on an NAV basis higher than that of the benchmark, which is not leveraged.

Our analysis of the macroeconomic environment, coupled with the levels of interest rates near multi-decade lows, led us to believe that interest rates were more likely to rise than to fall further. As a result, we kept the trust's duration (a measure of interest-rate sensitivity) below that of its benchmark in order to limit the potentially damaging impact of any increase in interest rates. This approach hampered the trust's returns as interest rates fell for much of the period. That said, the strategy provided a cushion to returns when interest rates soared in the final weeks of the period.

We also adjusted the portfolio's term structure in anticipation of rising interest rates. Our research showed that the intermediate portion of the curve offered the most promising total-return potential. As a result, we focused our purchases on the 15- to 20-year segment of the curve. These securities had the added appeal of premium coupons and 10-year call dates, which offered attractive income coupled with limited interest-rate exposure. Our term-structure strategy

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2004

----------------------------------------------------------
      BASED ON     BASED ON       LEHMAN BROTHERS
        NAV      MARKET PRICE   MUNICIPAL BOND INDEX

       1.38%        -7.63%             1.19%
----------------------------------------------------------

Past performance is no guarantee of future results. Investment return, net asset value and common share market price will fluctuate and trust shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information and index definition.

also included an attempt to capitalize on a temporary pricing anomaly which boosted the short-term returns of securities in the ten-year range as they "rolled down" the yield curve at the end of the calendar year.

While the trust has a high-quality bias overall, its performance benefited from its holdings of high-yield issues. During the period, municipal-bond investors responded to the protracted low rate environment by favoring high-yield bonds, which caused the yield spreads between higher- and lower-rated bonds (yield spreads reflect the premium demanded by investors to buy lower-rated bonds) to narrow. As a result, lower-quality bonds outperformed. The portfolio had approximately 87 percent exposure to bonds rated AA/Aa or higher at the end of the period.

Our trading activity during the period was below traditional norms because we wanted to avoid having to reinvest into securities with low yields. That said, we were able to make selective relative-value trades among securities and sectors as they moved into and out of fair value. Some of these acquisitions were funded by the proceeds of bonds that were called away by their issuers during the period. In other cases, we sold bonds that met their performance objectives. We reinvested this cash into securities with more promising total-return characteristics, including several lower-rated issues and premium-coupon high-grade bonds.

The trust's portfolio remained well diversified during the period, with its holdings spread across many major municipal-bond sectors. We believe this long-standing strategy helps to minimize the risk of over-concentration in any single sector, while also giving the portfolio exposure to as many potential sources of return as possible. The three largest sector exposures at the end of the period were general purpose, public building and industrial revenue.

TOP 5 SECTORS AS OF 4/30/04                 RATINGS ALLOCATION AS OF 4/30/04
General Purpose               26.8%         AAA/Aaa                        78.0%
Public Building               12.8          AA/Aa                           8.9
Industrial Revenue            11.9          A/A                             1.6
Wholesale Electric            10.0          BBB/Baa                         8.9
Health Care                    9.7          BB/Ba                           0.4
                                            B/B                             1.2
                                            CC/Ca                           0.2
                                            Non-Rated                       0.8

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. All percentages are as a percentage of long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Ratings allocations based upon ratings as issued by Standard and Poor's and Moody's. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

As mentioned above, the portfolio's below-market duration served it well in the final weeks of the period, when interest rates rose sharply. While it is impossible to predict how long this trend will hold, we believe that the trust is well positioned to weather further increases in rates. We look forward to becoming more active in seeking attractive structures and relative-value trading opportunities now that rates have moved into a more normal range.

PROXY VOTING POLICIES AND PROCEDURES

       A description of the trust's policies and procedures with respect to the voting of proxies relating to the trust's portfolio securities is available without charge, upon request, by calling 1-800-847-2424. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

VAN KAMPEN STRATEGIC SECTOR MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          MUNICIPAL BONDS  156.0%
          ALABAMA  7.8%
$6,345    Alabama St Muni Elec Auth Pwr Supply Rev Ser A
          (MBIA Insd)....................................  5.500%   09/01/19   $  6,944,602
 5,000    Alabama Wtr Pollutn Ctl Auth Revolving Fd Ln
          Ser A (Prerefunded @ 8/15/04)
          (AMBAC Insd) (a)...............................  5.000    08/15/15      5,055,550
                                                                               ------------
                                                                                 12,000,152
                                                                               ------------
          ARIZONA  0.8%
 1,200    Tempe, AZ Excise Tax Rev Rfdg..................  5.250    07/01/19      1,275,744
                                                                               ------------

          CALIFORNIA  21.1%
 5,000    Alameda Corridor Transn Auth CA Conv-Cap Apprec
          Sub Lien Ser A Rfdg (AMBAC Insd) (b) (c).......  0/5.400  10/01/24      3,160,250
 3,330    Anaheim, CA Ctf Partn Anaheim Mem Hosp Assn
          Rfdg (Escrowed to Maturity) (AMBAC Insd).......  5.000    05/15/13      3,404,126
20,000    Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec
          Sub Pub Impt Proj Ser C (FSA Insd).............    *      09/01/25      6,187,400
   115    California Rural Home Mtg Fin Auth Single
          Family Mtg Rev Ser C (AMT) (GNMA
          Collateralized)................................  7.800    02/01/28        121,921
 6,000    California St (AMBAC Insd).....................  5.125    10/01/27      6,018,540
 2,000    California St Dept Wtr Res Pwr Supply Rev Ser A
          (XLCA Insd)....................................  5.375    05/01/17      2,152,140
 5,000    California St Dept Wtr Res Pwr Supply Rev Ser A
          (MBIA Insd)....................................  5.375    05/01/22      5,269,800
 5,000    Foothill/Eastern Corridor Agy CA Toll Rd Rev
          Conv Cap Apprec Rfdg (c).......................  0/5.800  01/15/20      3,754,300
 2,000    Los Angeles Cnty, CA Pub Wks Fin Auth Rev Sr
          Lien Ser A Rfdg (FSA Insd).....................  5.500    10/01/18      2,232,060
                                                                               ------------
                                                                                 32,300,537
                                                                               ------------
          COLORADO  2.8%
 1,000    Arapahoe Cnty, CO Cap Impt Tr Fd Hwy Rev E-470
          Proj Ser B (Prerefunded @ 08/31/05)............  7.000    08/31/26      1,102,170
 1,000    Colorado Hlth Fac Auth Rev Hosp Parkview Med
          Ctr Proj.......................................  6.500    09/01/20      1,073,630
 1,850    Colorado Hsg Fin Auth Multi-Family Hsg Insd Mtg
          Ser A (AMT)....................................  6.800    10/01/37      1,904,649
   160    Colorado Hsg Fin Auth Single Family Pgm Sr
          Ser C1 (AMT)...................................  7.550    11/01/27        163,936
    20    Colorado Hsg Fin Auth Single Family Pgm Sr
          Ser F (AMT)....................................  8.625    06/01/25         20,299
                                                                               ------------
                                                                                  4,264,684
                                                                               ------------



 6                                             See Notes to Financial Statements

VAN KAMPEN STRATEGIC SECTOR MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------

          CONNECTICUT  2.1%
$1,500    Mashantucket Western Pequot Tribe CT Spl Rev
          Ser A, 144A-Private Placement (d)..............  6.400%   09/01/11   $  1,604,610
 1,500    Mashantucket Western Pequot Tribe CT Spl Rev
          Ser A, 144A-Private Placement
          (Prerefunded @ 09/01/07) (d)...................  6.400    09/01/11      1,685,985
                                                                               ------------
                                                                                  3,290,595
                                                                               ------------
          GEORGIA  2.4%
 1,870    Georgia Muni Elec Auth Pwr Rev Ser A
          (FGIC Insd)....................................  5.500    01/01/12      2,076,392
 1,425    Georgia Muni Elec Auth Pwr Rev Ser A Rfdg
          (Escrowed to Maturity) (FGIC Insd).............  5.500    01/01/12      1,593,321
                                                                               ------------
                                                                                  3,669,713
                                                                               ------------
          ILLINOIS  13.5%
 5,670    Chicago, IL Cap Apprec City Colleges
          (FGIC Insd)....................................    *      01/01/29      1,430,201
 4,335    Chicago, IL Cap Apprec City Colleges
          (FGIC Insd)....................................    *      01/01/30      1,026,615
 2,540    Chicago, IL O'Hare Intl Arpt Rev Second Lien
          Passenger Fac Ser A (AMT) (AMBAC Insd).........  5.375    01/01/32      2,573,071
 1,700    Chicago, IL O'Hare Intl Arpt Spl Fac Rev United
          Airl Proj Ser B Rfdg (AMT) (e) (f).............  5.200    04/01/11        533,375
 5,000    Chicago, IL Proj Ser A Rfdg (MBIA Insd)........  5.500    01/01/38      5,200,850
   950    Chicago, IL Tax Increment Alloc Sub Cent Loop
          Redev Ser A (ACA Insd).........................  6.500    12/01/08      1,071,942
 1,635    Cook Cnty, IL Sch Dist No. 100 Berwyn South
          (FSA Insd).....................................  8.100    12/01/15      2,187,221
 5,000    Cook Cnty, IL Ser A (FGIC Insd)................  5.500    11/15/31      5,194,200
 2,800    Will Cnty, IL Fst Presv Dist Ser B (FGIC
          Insd)..........................................    *      12/01/16      1,522,108
                                                                               ------------
                                                                                 20,739,583
                                                                               ------------
          INDIANA  4.8%
 3,065    Allen Cnty, IN War Mem Coliseum Additions Bldg
          Corp Ser A (AMBAC Insd)........................  5.750    11/01/25      3,287,120
 3,505    East Chicago, IN Elem Sch Bldg Corp First Mtg
          Rfdg (AMBAC Insd)..............................  6.250    01/05/16      4,065,555
                                                                               ------------
                                                                                  7,352,675
                                                                               ------------
          KANSAS  4.1%
 5,000    Burlington, KS Pollutn Ctl KS Gas & Elec Co
          Proj Rfdg (MBIA Insd)..........................  7.000    06/01/31      5,266,500
 1,000    Overland Park, KS Dev Corp Rev First Tier
          Overland Park Ser A............................  7.375    01/01/32        987,880
                                                                               ------------
                                                                                  6,254,380
                                                                               ------------
          KENTUCKY  1.1%
 1,650    Kentucky Econ Dev Fin Auth College & Univ Rev
          Impt Centre College Proj Rfdg (FSA Insd).......  5.000    04/01/32      1,652,409
                                                                               ------------

See Notes to Financial Statements                                              7

VAN KAMPEN STRATEGIC SECTOR MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          LOUISIANA  9.8%
$7,930    Ernest N Morial New Orleans LA Exhibit Hall
          Auth Spl Tax Sr Sub Ser A (AMBAC Insd).........  5.250%   07/15/18   $  8,413,730
 2,855    Louisiana St Gas & Fuels Tax Rev Ser A (AMBAC
          Insd)..........................................  5.375    06/01/16      3,081,658
 2,000    New Orleans, LA Rfdg (FGIC Insd)...............  5.500    12/01/21      2,216,640
 1,250    St Charles Parish, LA Pollutn Ctl Rev LA Pwr &
          Lt Co Proj (AMT) (FSA Insd)....................  7.500    06/01/21      1,282,250
                                                                               ------------
                                                                                 14,994,278
                                                                               ------------
          MARYLAND  5.6%
 1,000    Maryland St Econ Dev Corp Univ MD College Park
          Proj...........................................  5.625    06/01/35      1,010,860
 1,250    Maryland St Hlth & Higher Ed Fac Auth Rev
          Medstar Health Rfdg............................  5.375    08/15/24      1,216,775
 6,270    Maryland St Hlth & Higher Ed Fac Auth Rev Subn
          Hosp Rfdg (AMBAC Insd).........................  5.000    07/01/13      6,411,702
                                                                               ------------
                                                                                  8,639,337
                                                                               ------------
          MASSACHUSETTS  6.3%
 5,000    Massachusetts St Cons Ln Ser E
          (Prerefunded @ 01/01/13) (FSA Insd)............  5.250    01/01/20      5,471,050
 2,000    Massachusetts St Dev Fin Agy Semass Sys Ser A
          (MBIA Insd)....................................  5.625    01/01/15      2,189,300
 1,705    Massachusetts St Hlth & Ed Fac Auth Rev Vly
          Regl Hlth Sys Ser C (Connie Lee Insd)..........  7.000    07/01/09      2,002,011
                                                                               ------------
                                                                                  9,662,361
                                                                               ------------
          MINNESOTA  1.3%
 2,000    Anoka Cnty, MN Hsg & Redev Auth Hsg Dev
          (AMBAC Insd)...................................  5.000    02/01/34      1,988,800
                                                                               ------------

          MISSISSIPPI  4.1%
 2,000    Mississippi Business Fin Corp Sys Energy Res
          Inc Proj.......................................  5.875    04/01/22      2,009,980
 2,860    Mississippi Dev Bk Spl Oblig Cap Proj & Equip
          Acquisition Ser A2 (AMBAC Insd)................  5.000    07/01/24      2,890,688
   805    Mississippi Home Corp Single Family Rev Mtg Ser
          C (AMT) (GNMA Collateralized) (c)..............  7.600    06/01/29        861,285
   310    Mississippi Home Corp Single Family Rev Mtg Ser
          F (AMT) (GNMA Collateralized) (c)..............  7.550    12/01/27        319,691
   247    Mississippi Home Corp Single Family Rev Ser D
          (AMT) (GNMA Collateralized)....................  8.100    12/01/24        260,543
                                                                               ------------
                                                                                  6,342,187
                                                                               ------------
          NEVADA  0.2%
   230    Nevada Hsg Div Single Family Pgm Mezz Ser E
          (AMT) (FHA/VA Gtd).............................  6.900    10/01/11        234,959
                                                                               ------------

 8                                             See Notes to Financial Statements

VAN KAMPEN STRATEGIC SECTOR MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          NEW JERSEY  10.4%
$2,000    New Jersey Econ Dev Auth Spl Fac Rev
          Continental Airl Inc Proj (AMT)................  6.250%   09/15/29   $  1,568,520
 2,500    New Jersey Econ Dev Auth Wtr Fac Rev NJ
          American Wtr Co Inc Proj Ser A (AMT)
          (FGIC Insd)....................................  6.875    11/01/34      2,608,775
 6,500    New Jersey Econ Dev Auth Wtr Fac Rev NJ
          American Wtr Co Ser A (AMT) (AMBAC Insd).......  5.250    11/01/32      6,561,945
 5,000    New Jersey St Tpk Auth Tpk Rev Ser A
          (FSA Insd).....................................  5.000    01/01/20      5,172,550
                                                                               ------------
                                                                                 15,911,790
                                                                               ------------
          NEW YORK  16.7%
   970    New York City Indl Dev Agy Civic Fac Rev Touro
          College Proj Ser A (Acquired 06/29/1999, Cost
          $970,000) (g)..................................  6.350    06/01/29        917,174
 2,520    New York City Ser B (Prerefunded @ 08/15/04)...  7.250    08/15/19      2,589,552
 5,000    New York City Ser B1 (Prerefunded @
          08/15/04)......................................  7.000    08/15/16      5,134,550
     5    New York City Ser C............................  7.250    08/15/24          5,020
   965    New York City Ser G............................  5.750    02/01/14      1,030,080
 1,035    New York City Ser G (Prerefunded @ 02/01/06)...  5.750    02/01/14      1,120,015
 5,000    New York City Ser H (MBIA Insd)................  5.250    03/15/14      5,382,150
 5,000    New York City Transitional Fin Auth Future Tax
          Sec Ser B......................................  5.000    08/01/22      5,105,500
 4,000    New York City Transitional Fin Auth Future Tax
          Sec Ser D (MBIA Insd)..........................  5.250    02/01/20      4,237,040
                                                                               ------------
                                                                                 25,521,081
                                                                               ------------
          NORTH CAROLINA  2.1%
 3,000    Charlotte, NC Ctf Part Convention Fac Proj Ser
          A Rfdg.........................................  5.500    08/01/19      3,269,640
                                                                               ------------

          OHIO  9.7%
   705    Akron, OH Ctf Part Akron Muni Baseball
          Stad Proj......................................  6.500    12/01/07        756,867
 1,000    Cuyahoga Cnty, OH Hosp Fac Rev Canton
          Inc Proj.......................................  7.500    01/01/30      1,101,400
 1,000    Delaware Cnty, OH Hlthcare Fac Rev Mtg Centrum
          at Willow Brook (FHA Gtd) (a)..................  6.550    02/01/35      1,042,340
 1,315    Logan Cnty, OH (MBIA Insd).....................  5.250    12/01/17      1,402,579
 2,045    Marion Cnty, OH Hosp Impt Rev
          Cmnty Hosp Rfdg................................  6.000    05/15/05      2,114,918
   530    Miami Cnty, OH Hosp Fac Impt Upper Vly Med Ctr
          Ser C Rfdg.....................................  6.000    05/15/06        562,510

See Notes to Financial Statements                                              9

VAN KAMPEN STRATEGIC SECTOR MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          OHIO (CONTINUED)
$1,675    Ohio Hsg Fin Agy Mtg Rev Residential Ser A-1
          (AMT) (GNMA Collateralized)....................  6.050%   09/01/17   $  1,762,418
 5,000    Ohio St Wtr Dev Auth Wtr Pollutn Ctl Rev Wtr
          Quality Ln Fd (AMT)............................  5.000    06/01/20      5,165,850
   925    Toledo Lucas Cnty, OH Port Auth Northwest OH Bd
          Fd Ser C (AMT).................................  6.000    05/15/11        975,662
                                                                               ------------
                                                                                 14,884,544
                                                                               ------------
          OKLAHOMA  4.5%
 3,905    Jenks, OK Aquarium Auth Rev Rfdg (MBIA Insd)...  5.250    07/01/29      4,037,965
 1,475    Jenks, OK Aquarium Auth Rev Rfdg (MBIA Insd)...  5.250    07/01/33      1,522,480
 1,000    Mc Alester, OK Pub Wks Auth Util Sys Rev Cap
          Apprec (FSA Insd)..............................    *      02/01/31        228,790
 1,000    Tulsa Cnty, OK Pub Fac Auth Cap Impt Rev
          (AMBAC Insd)...................................  6.250    11/01/22      1,150,800
                                                                               ------------
                                                                                  6,940,035
                                                                               ------------
          PENNSYLVANIA  1.5%
 2,000    Philadelphia, PA Hosp & Higher Ed Fac Auth Hosp
          Rev PA Hosp Rfdg (Escrowed to Maturity)........  6.350    07/01/07      2,234,120
                                                                               ------------

          SOUTH CAROLINA  3.4%
 2,420    Beaufort Cnty, SC Tax Increment New River Redev
          Proj Area (MBIA Insd)..........................  5.500    06/01/20      2,606,219
 2,500    South Carolina St Pub Svc Auth Rev Ser D Rfdg
          (FSA Insd).....................................  5.000    01/01/21      2,566,175
                                                                               ------------
                                                                                  5,172,394
                                                                               ------------
          TENNESSEE  1.9%
 1,500    Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp
          First Mtg Ser B Impt & Rfdg....................  8.000    07/01/33      1,733,400
 1,000    Johnson City, TN Hlth & Ed Fac Brd Hosp Rev
          First Mtg MTN States Hlth Ser A Rfdg
          (MBIA Insd)....................................  7.500    07/01/25      1,233,310
                                                                               ------------
                                                                                  2,966,710
                                                                               ------------
          TEXAS  8.7%
 1,500    Brazos River Auth TX Pollutn Ctl Rev Adj TXU
          Elec Co Proj Ser C Rfdg (AMT)..................  5.750    05/01/36      1,585,995
 3,000    Dallas, TX Wtrwks & Swr Sys Rev Impt & Rfdg
          (FSA Insd).....................................  5.375    10/01/19      3,221,760
 4,790    Galena Park, TX Indpt Sch Dist Cap Apprec Rfdg
          (PSF Gtd)......................................    *      08/15/28      1,233,090
 3,720    Harris Cnty, TX Flood Ctl Dist Contract Rfdg...  5.000    10/01/22      3,782,756

 10                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC SECTOR MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          TEXAS (CONTINUED)
$1,500    Houston, TX Arpt Sys Rev Spl Fac Continental
          Airl Ser B (AMT)...............................  6.125%   07/15/17   $  1,225,365
 1,250    Matagorda Cnty, TX Navig Dist No 1 Rev Coll
          Centerpoint Energy Proj Rfdg...................  5.600    03/01/27      1,248,775
 1,000    Matagorda Cnty, TX Navig Dist No 1 Rev Houston
          Lt Rfdg (AMT) (AMBAC Insd).....................  5.125    11/01/28        996,130
                                                                               ------------
                                                                                 13,293,871
                                                                               ------------
          VIRGINIA  1.0%
 1,485    Richmond, VA Indl Dev Auth Govt Fac Rev Bonds
          (AMBAC Insd)...................................  5.000    07/15/15      1,593,687
                                                                               ------------

          WASHINGTON  8.3%
 1,000    Grant Cnty, WA Pub Util Dist No 002 Wanapum
          Hydro Elec Rev Ser B Rfdg (MBIA Insd)..........  5.375    01/01/18      1,040,230
 5,000    Spokane, WA Pub Fac Dist Hotel Motel & Sales
          Use Tax (MBIA Insd)............................  5.250    09/01/33      5,115,100
 2,030    Washington St Pub Pwr Supply Sys Nuclear Proj
          No 3 Rev Ser C Rfdg (MBIA Insd)................    *      07/01/13      1,346,215
 3,380    Washington St Pub Pwr Supply Sys Nuclear Proj
          No 3 Rev Ser C Rfdg (MBIA Insd)................    *      07/01/15      1,979,058
 3,000    Washington St Ser B............................  5.500    05/01/18      3,285,270
                                                                               ------------
                                                                                 12,765,873
                                                                               ------------
TOTAL LONG-TERM INVESTMENTS  156.0%
  (Cost $232,622,349).......................................................    239,216,139
                                                                               ------------

SHORT-TERM INVESTMENTS  5.8%
 2,100    Delaware Cnty, PA Indl Dev Auth Arpt Fac Rev
          Dates United Parcel Svc Proj...................  1.030    12/01/15      2,100,000
 5,200    Hapeville, GA Dev Auth Indl Dev Rev Hapeville
          Hotel Ltd......................................  1.080    11/01/15      5,200,000
 1,500    Idaho Hlth Fac Auth Rev Saint Lukes Med Ctr....  1.100    07/01/30      1,500,000
                                                                               ------------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $8,800,000).........................................................      8,800,000
                                                                               ------------

TOTAL INVESTMENTS  161.8%
  (Cost $241,422,349).......................................................    248,016,139
OTHER ASSETS IN EXCESS OF LIABILITIES  0.2%.................................        349,742
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (62.0%).................    (95,054,078)
                                                                               ------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%..............................   $153,311,803
                                                                               ============

See Notes to Financial Statements                                             11

VAN KAMPEN STRATEGIC SECTOR MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2004 (UNAUDITED) continued

*   Zero coupon bond

(a) All or a portion of these securities have been physically segregated in connection with open futures contracts.

(b) Security purchased on a when-issued or delayed delivery basis.

(c) Securities are a "step-up" bond where the coupon increases or steps up at a predetermined date.

(d) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(e) Non-income producing security.

(f) Issuer has filed for protection in federal bankruptcy court.

(g) This security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise .6% of net assets applicable to common shares.

ACA--American Capital Access

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

Connie Lee--Connie Lee Insurance Co.

FGIC--Financial Guaranty Insurance Co.

FHA--Federal Housing Administration

FHA/VA--Federal Housing Administration/Department of Veterans Affairs

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

MBIA--Municipal Bond Investors Assurance Corp.

PSF--Public School Fund

XLCA--XL Capital Assurance Inc.

 12                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC SECTOR MUNICIPAL TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
April 30, 2004 (Unaudited)

ASSETS:
Total Investments (Cost $241,422,349).......................  $248,016,139
Cash........................................................       242,330
Receivables:
  Interest..................................................     3,560,843
  Investments Sold..........................................       361,002
Other.......................................................         1,010
                                                              ------------
    Total Assets............................................   252,181,324
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     3,195,350
  Investment Advisory Fee...................................       133,680
  Variation Margin on Futures...............................       116,672
  Income Distributions--Common Shares.......................        46,417
  Administrative Fee........................................        20,566
  Other Affiliates..........................................        10,736
Trustees' Deferred Compensation and Retirement Plans........       217,883
Accrued Expenses............................................        74,139
                                                              ------------
    Total Liabilities.......................................     3,815,443
Preferred Shares (including accrued distributions)..........    95,054,078
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $153,311,803
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($153,311,803 divided by
  10,806,700 shares outstanding)............................  $      14.19
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 10,806,700 shares issued and
  outstanding)..............................................  $    108,067
Paid in Surplus.............................................   147,064,328
Net Unrealized Appreciation.................................     7,443,964
Accumulated Undistributed Net Investment Income.............     1,836,052
Accumulated Net Realized Loss...............................    (3,140,608)
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $153,311,803
                                                              ============
PREFERRED SHARES ($.01 par value, authorized 100,000,000
  shares, 3,800 issued with liquidation preference of
  $25,000 per share)........................................  $ 95,000,000
                                                              ============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $248,311,803
                                                              ============

See Notes to Financial Statements                                             13

VAN KAMPEN STRATEGIC SECTOR MUNICIPAL TRUST

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended April 30, 2004 (Unaudited)

INVESTMENT INCOME:
  Interest..................................................  $ 6,265,821
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................      821,731
Preferred Share Maintenance.................................      129,653
Administrative Fee..........................................      126,420
Trustees' Fees and Related Expenses.........................       47,427
Legal.......................................................       14,780
Custody.....................................................        9,070
Other.......................................................       88,925
                                                              -----------
    Total Expenses..........................................    1,238,006
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 5,027,815
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 1,207,675
  Futures...................................................   (1,800,136)
                                                              -----------
Net Realized Loss...........................................     (592,461)
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    9,348,444
  End of the Period:
    Investments.............................................    6,593,790
    Futures.................................................      850,174
                                                              -----------
                                                                7,443,964
                                                              -----------
Net Unrealized Depreciation During the Period...............   (1,904,480)
                                                              -----------
NET REALIZED AND UNREALIZED LOSS............................  $(2,496,941)
                                                              ===========
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $  (490,071)
                                                              ===========
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $ 2,040,803
                                                              ===========

 14                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC SECTOR MUNICIPAL TRUST

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                              FOR THE             FOR THE
                                                          SIX MONTHS ENDED       YEAR ENDED
                                                           APRIL 30, 2004     OCTOBER 31, 2003
                                                          ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...................................    $  5,027,815        $ 11,112,402
Net Realized Gain/Loss..................................        (592,461)          5,104,419
Net Unrealized Depreciation During the Period...........      (1,904,480)         (3,979,334)
Distributions to Preferred Shareholders:
  Net Investment Income.................................        (490,071)         (1,008,168)
                                                            ------------        ------------
Change in Net Assets Applicable to Common Shares from
  Operations............................................       2,040,803          11,229,319
Distributions to Common Shareholders:
  Net Investment Income.................................      (5,283,982)        (10,697,472)
                                                            ------------        ------------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES
  FROM INVESTMENT ACTIVITIES............................      (3,243,179)            531,847

NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period.................................     156,554,982         156,023,135
                                                            ------------        ------------
End of the Period (Including accumulated undistributed
  net investment income of $1,836,052 and $2,582,290
  respectively).........................................    $153,311,803        $156,554,982
                                                            ============        ============

See Notes to Financial Statements                                             15

VAN KAMPEN STRATEGIC SECTOR MUNICIPAL TRUST

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                            SIX MONTHS
                                                              ENDED
                                                            APRIL 30,     -------------------
                                                               2004        2003      2002 (a)
                                                            ---------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...................  $ 14.49      $ 14.44    $ 14.75
                                                             -------      -------    -------
  Net Investment Income....................................      .47         1.03       1.09
  Net Realized and Unrealized Gain/Loss....................     (.23)         .10       (.33)
  Common Share Equivalent of Distributions Paid to
    Preferred Shareholders:
    Net Investment Income..................................     (.05)        (.09)      (.12)
    Net Realized Gain......................................      -0-          -0-        -0-
                                                             -------      -------    -------
Total from Investment Operations...........................      .19         1.04        .64
Distributions Paid to Common Shareholders:
    Net Investment Income..................................     (.49)        (.99)      (.95)
    Net Realized Gain......................................      -0-          -0-        -0-
                                                             -------      -------    -------
NET ASSET VALUE, END OF THE PERIOD.........................  $ 14.19      $ 14.49    $ 14.44
                                                             =======      =======    =======

Common Share Market Price at End of the Period.............  $ 12.58      $ 14.10    $ 13.66
Total Return (b)...........................................   -7.63%*      10.82%     10.14%
Net Assets Applicable to Common Shares at End of the Period
  (In millions)............................................  $ 153.3      $ 156.6    $ 156.0
Ratio of Expenses to Average Net Assets Applicable to
  Common Shares (c)........................................    1.56%        1.56%      1.54%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (c)..........................    6.35%        7.09%      7.51%
Portfolio Turnover.........................................      15%*         33%        33%

SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net Assets Including Preferred
  Shares (c)...............................................     .98%         .97%       .95%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (d)..........................    5.73%        6.44%      6.65%

SENIOR SECURITIES:
Total Preferred Shares Outstanding.........................    3,800        3,800      3,800
Asset Coverage Per Preferred Share (e).....................  $65,359      $66,202    $66,065
Involuntary Liquidating Preference Per Preferred Share.....  $25,000      $25,000    $25,000
Average Market Value Per Preferred Share...................  $25,000      $25,000    $25,000

*  Non-Annualized

(a)As required, effective November 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment companies and began accreting market discount on fixed income securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $.03, decrease net realized and unrealized gains and losses per share by $.03 and increase the ratio of net investment income to average net assets applicable to common shares by .19%. Per share, ratios and supplemental data for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

(b)Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c)Ratios do not reflect the effect of dividend payments to preferred shareholders.

(d)Ratios reflect the effect of dividend payments to preferred shareholders.

(e)Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.


YEAR ENDED OCTOBER 31,
---------------------------------------------------------------------------------------
      2001      2000      1999       1998       1997       1996       1995       1994
---------------------------------------------------------------------------------------
     $ 13.70   $ 13.14   $ 14.82   $  14.35   $  13.67   $  13.72   $  12.28   $  15.25
     -------   -------   -------   --------   --------   --------   --------   --------
        1.10      1.07      1.07       1.09       1.10       1.12       1.15       1.18
         .94       .61     (1.69)       .47        .67       (.07)      1.51      (2.93)
        (.28)     (.36)     (.28)      (.31)      (.31)      (.31)      (.34)      (.24)
         -0-       -0-       -0-        -0-        -0-        -0-        -0-       (.01)
     -------   -------   -------   --------   --------   --------   --------   --------
        1.76      1.32      (.90)      1.25       1.46        .74       2.32      (2.00)
        (.71)     (.76)     (.78)      (.78)      (.78)      (.79)      (.88)      (.94)
         -0-       -0-       -0-        -0-        -0-        -0-        -0-       (.03)
     -------   -------   -------   --------   --------   --------   --------   --------
     $ 14.75   $ 13.70   $ 13.14   $  14.82   $  14.35   $  13.67   $  13.72   $  12.28
     =======   =======   =======   ========   ========   ========   ========   ========

     $ 13.28   $11.250   $11.625   $14.5625   $ 12.750   $ 11.750   $ 11.875   $ 10.750
      24.99%     3.37%   -15.30%     20.97%     15.55%      5.69%     18.79%    -20.83%
     $ 159.4   $ 148.0   $ 142.0   $  160.2   $  155.1   $  147.7   $  148.3   $  132.7
       1.55%     1.66%     1.64%      1.62%      1.65%      1.67%      1.77%      1.61%
       7.77%     8.07%     7.47%      7.47%      7.89%      8.23%      8.74%      8.52%
         44%       22%       39%        18%        23%        24%        75%       165%

        .96%     1.00%     1.01%      1.01%      1.01%      1.01%      1.06%       .99%
       5.79%     5.38%     5.50%      5.35%      5.67%      5.91%      6.14%      6.76%

       3,800     3,800     3,800      1,900      1,900      1,900      1,900      1,900
     $66,948   $63,958   $62,357   $134,297   $131,631   $127,743   $128,047   $119,868
     $25,000   $25,000   $25,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000
     $25,000   $25,000   $25,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000

See Notes to Financial Statements                                             17

VAN KAMPEN STRATEGIC SECTOR MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2004 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Strategic Sector Municipal Trust (the "Trust") is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Trust's investment objective is to seek to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. The Trust will invest in a portfolio consisting substantially of municipal obligations from those market sectors which the Adviser feels will best meet the Trust's investment objective. The Trust commenced investment operations on January 22, 1993. Effective November 30, 2003, the Trust's investment adviser, Van Kampen Investment Advisory Corp. merged into its affiliate, Van Kampen Asset Management.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2004, the Trust had $3,195,350 of when-issued and delayed delivery purchase commitments.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 2003, the Trust had an

VAN KAMPEN STRATEGIC SECTOR MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2004 (UNAUDITED) continued

accumulated capital loss carryforward for tax purposes of $3,365,379, which will expire between October 31, 2004 and October 31, 2008. Of this amount, $1,702,886 will expire on October 31, 2004.

    At April 30, 2004 the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $240,489,946
                                                                ============
Gross tax unrealized appreciation...........................    $ 10,523,858
Gross tax unrealized depreciation...........................      (2,997,665)
                                                                ------------
Net tax unrealized appreciation on investments..............    $  7,526,193
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended October 31, 2003 was as follows:

Distribution paid from:
  Ordinary Income...........................................    $41,136
  Long-Term Capital Gain....................................        -0-
                                                                -------
                                                                $41,136
                                                                =======

    As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $952,648

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, the Van Kampen Asset Management (the "Adviser") provides investment advice and facilities to the Trust for an annual fee payable monthly of .65% of the average daily net assets of the Trust. In addition, the Trust pays a monthly administrative fee to Van Kampen Investments Inc. or its affiliates' (collectively "Van Kampen"), the Trust's Administrator, at an annual rate of .10% of the average daily net assets of the Trust. Effective June 1, 2004, the administrative fee was reduced from ..05% to .00%.

    For the six months ended April 30, 2004, the Trust recognized expenses of approximately $7,300 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Trust, of which a trustee of the Trust is an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Trust. The Adviser allocates the cost of such services to each trust. For the six months ended April 30, 2004, the Trust recognized expenses of approximately $16,800 representing Van Kampen's cost of providing accounting and legal services to the Trust, which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

VAN KAMPEN STRATEGIC SECTOR MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2004 (UNAUDITED) continued

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $41,532,398 and $36,163,770, respectively.

4. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    In order to seek to manage the interest rate exposure of the Trust's portfolio in a changing interest rate environment, the Trust may purchase or sell financial futures contracts or engage in transactions involving interest rate swaps, caps, floors or collars. The Trust expects to enter into these transactions primarily as a hedge against anticipated interest rate or fixed-income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract.

    During the period, the Trust invested in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in exchange traded futures on U.S. Treasury Bonds and Notes and typically closes the contract prior to delivery date. Upon entering into futures contracts, the Trust maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a future commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

VAN KAMPEN STRATEGIC SECTOR MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2004 (UNAUDITED) continued

    Transactions in futures contracts for the six months ended April 30, 2004, were as follows:

                                                                CONTRACTS
Outstanding at October 31, 2003.............................       317
Futures Opened..............................................       915
Futures Closed..............................................      (713)
                                                                  ----
Outstanding at April 30, 2004...............................       519
                                                                  ====

    The futures contracts outstanding as of April 30, 2004 and the descriptions and unrealized appreciation/depreciation are as follows:

                                                                            UNREALIZED
                                                                           APPRECIATION
                                                              CONTRACTS    /DEPRECIATION
SHORT CONTRACTS:
U.S. Treasury Notes 10-Year
  Futures June 2004 (Current Notional Value of $110,500 per
    contract)...............................................      90          188,900
U.S. Treasury Notes 5-Year
  Futures June 2004 (Current Notional Value of $109,938 per
    contract)...............................................     429          661,274
                                                                 ---         --------
                                                                 519         $850,174
                                                                 ===         ========

5. PREFERRED SHARES

The Trust has outstanding 3,800 Auction Preferred Shares ("APS") in two series. Series A contains 2,000 shares while Series B contains 1,800 shares. Dividends are cumulative and the dividend rate for both Series is generally reset every 28 days through an auction process. At April 30, 2004, the average rate in effect was 0.985%. During the six months ended April 30, 2004, the rates ranged from 0.750% to 1.750%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense in the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.

VAN KAMPEN STRATEGIC SECTOR MUNICIPAL TRUST

DIVIDEND REINVESTMENT PLAN

    The Trust offers a Dividend Reinvestment Plan (the "Plan") pursuant to which Common Shareholders who are participants in the Plan may have dividends and capital gains distributions automatically reinvested in Common Shares of the Trust. All Common Shareholders are deemed to be participants in the Plan unless they specifically elect not to participate. Common Shareholders who elect not to participate in the Plan will receive all distributions of dividends and capital gains in cash paid by check mailed directly to the Common Shareholder by the Trust's dividend disbursing agent.

HOW THE PLAN WORKS

    State Street Bank and Trust Company, as your Plan Agent, serves as agent for the Common Shareholders in administering the Plan. After the Trust declares a dividend or determines to make a capital gains distribution, the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy Common Shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. The Trust will not issue any new Common Shares in connection with the Plan. All reinvestments are in full and fractional Common Shares, carried to three decimal places.

    Experience under the Plan may indicate that changes are desirable. Accordingly, the Trust reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid subsequent to written notice of the change sent to all Common Shareholders of the Trust at least 90 days before the record date for the dividend or distribution. The Plan also may be amended or terminated by the Plan Agent by at least 90 days written notice to all Common Shareholders of the Trust.

COSTS OF THE PLAN

    The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. No other charges will be made to participants for reinvesting dividends or capital gains distributions, except for certain brokerage commissions, as described above.

TAX IMPLICATIONS

    You will receive tax information annually for your personal records and to help you prepare your federal income tax return. The automatic reinvestment of dividends and capital gains distributions does not relieve you of any income tax which may be payable on dividends or distributions.

VAN KAMPEN STRATEGIC SECTOR MUNICIPAL TRUST

DIVIDEND REINVESTMENT PLAN continued

RIGHT TO WITHDRAW

    All Common Shareholders of the Trust are deemed to be participants in the Plan unless they specifically elect not to participate. You may withdraw from the Plan at any time by calling 1-800-341-2929 or by writing State Street Bank and Trust Company, P.O. Box 8200, Boston, MA 02266-8200. If you withdraw, you will receive, without charge, a share certificate issued in your name for all full Common Shares credited to your account under the Plan and a cash payment will be made for any fractional Common Share credited to your account under the Plan. You may again elect to participate in the Plan at any time by calling 1-800-341-2929 or writing to the Trust at:

                              Van Kampen Funds Inc.
                              Attn: Closed-End Funds
                                2800 Post Oak Blvd.
                                 Houston, TX 77056

VAN KAMPEN STRATEGIC SECTOR MUNICIPAL TRUST

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, NY 10020

CUSTODIAN AND TRANSFER AGENT

STATE STREET BANK AND TRUST COMPANY
c/o EquiServe
P.O. Box 43011
Providence, Rhode Island 02940-3011

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.
 24

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our Web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2004 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC.
                                                 VKS SAR 6/04 RN04-00741P-Y04/04

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved.]

Item 9.  Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.  Exhibits.

(a)  Code of Ethics -- Not applicable for semi-annual reports.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Strategic Sector Municipal Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 22, 2004

By: /s/ John L. Sullivan
    --------------------
Name: John L. Sullivan
Title: Principal Financial Officer
Date: June 22, 2004